Condensed Consolidated Interim Statement of Financial Position (Unaudited) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Property and equipment	$ 103,017	$ 100,000
Right-of-use assets	327,690	349,905
Intangible assets	4,627,072	4,627,072
Other non-current financial assets	118,793	103,345
Investment in an associate	1,706,045	1,931,335
Total non-current assets	6,882,617	7,111,657
Current assets
Other receivables	213,389	351,331
Prepayments	30,422	190,524
Cash and cash equivalents	3,755	998,624
Total current assets	247,566	1,540,479
Total assets	7,130,183	8,652,136
Equity
Share capital	11,431	9,324
Share premium	(1,472,300)	(1,522,747)
Other reserves	9,575,922	11,109,165
Retained earnings/(Accumulated deficit)	(4,041,241)	(3,030,636)
Total shareholders’ equity/(deficit) attributable to owners of the Company	4,073,812	6,565,106
Non-current liabilities
Non-current lease liabilities	198,762	238,691
Employee benefit liability	548,116	684,075
Total non-current liabilities	746,878	922,766
Current liabilities
Bank overdraft	14,594
Loan	430,841
Derivative financial instrument	52,957
Current lease liabilities	145,852	122,362
Trade and other payables	763,326	552,049
Accrued expenses	901,923	489,853
Total current liabilities	2,309,493	1,164,264
Total liabilities	3,056,371	2,087,030
Total equity and liabilities	$ 7,130,183	$ 8,652,136